Business segment information - Schedule of reconciliation of information on reportable segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Reporting Segment [Line Items]
Profit for the year	$ 226,882	$ 205,873	$ 166,158
Total	12,786,393	11,858,673	10,743,792
Other assets - unallocated	28,584	17,050
Liabilities	11,107,646	10,521,464	9,539,968
Other liabilities - unallocated	51,363	45,431
Reportable segments
Disclosure of Reporting Segment [Line Items]
Profit for the year	226,882	205,873	166,158
Total	12,757,809	11,841,622	10,729,764
Liabilities	11,056,283	10,476,033	9,486,234
Unallocated amounts
Disclosure of Reporting Segment [Line Items]
Other assets - unallocated	28,584	17,051	14,028
Other liabilities - unallocated	$ 51,363	$ 45,431	$ 53,734